Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

8. Property, Plant and Equipment, Net

Property, plant and equipment and related accumulated depreciation were as follows:

	As of
	December 31, 2021	September 30, 2022
Construction in process (i)	1,942,953	3,834,714
Mold and tooling	1,098,392	2,202,863
Production machineries and facilities(ii)	804,281	2,192,717
Leasehold improvements	660,902	929,625
Buildings	409,123	877,066
Equipment	266,745	514,047
Motor vehicles	59,702	369,586
Buildings improvements	297,163	317,229
Total	5,539,261	11,237,847
Less: Accumulated depreciation(iii)	(983,222)	(1,838,044)
Less: Accumulated impairment loss (iv)	(57,770)	(38,299)
Total property, plant and equipment, net	4,498,269	9,361,504

The Group recorded depreciation expense of RMB374,732 and RMB771,712 for the nine months ended September 30, 2021 and 2022 respectively.

(i)

Construction in process is primarily comprised of production facilities, equipment and mold and tooling related to manufacturing of the extended-range electric SUV vehicles and BEV models and a portion of Changzhou Manufacturing Base construction.

In July 2021, the Group signed a memorandum and a series of agreements (collectively “Beijing Manufacturing Base Agreements”) for collaboration on a construction and expansion project of an automobile manufacturing plant, for the Group’s specific use, in Shunyi District, Beijing, with an enterprise affiliated with the Beijing local government (“the Developer Enterprise”). Since May, 2022, the Group was entitled to lease the plant facility from the Developer Enterprise (responsible for the construction of the plant) with exemption of rental expenses to September 2028, and agreed to acquire the plant in September 2028. In October 2021, construction commenced on the Beijing Manufacturing Base, which is scheduled to be put into use in 2023. As of September 30, 2022, RMB404,111 of construction in process and along with RMB242,124 of other non-current liabilities were recognized in the unaudited condensed consolidated balance sheet.

8. Property, Plant and Equipment, Net (Continued)

(ii)

On August 27, 2021, Beijing CHJ entered into an investment agreement with Mianyang Xinchen(“Xinchen”), a wholly owned subsidiary of Xinchen China Power Holdings Limited, relating to the formation of Sichuan Li Xinchen Technology Co., Ltd (“Sichuan Li Xinchen”) in Mianyang, Sichuan Province, China. According to the investment agreement, Bejing CHJ has a 51% equity interest in Sichuan Li Xinchen and has the right to nominate three board members (out of five), therefore, providing Beijing CHJ with a controlling interest over Sichuan Li Xinchen. In June 2022, Sichuan Li Xinchen received a capital contribution of long-lived assets amounting to RMB228,668 from Xinchen and completed the necessary legal procedures as required in the investment agreement (pursuant to which Bejing CHJ will maintain a 51% equity interest).

(iii)	As of September 30, 2022, the Company completed a necessary assessment of the estimated units of production of certain molds and toolings and the useful lives of certain production facilities directly used for Li ONE vehicle production. The assessment was determined to be necessary as a result of the Company’s decision during the third quarter, 2022 to cease Li ONE production by the end of October 2022 (as a result of the Company’s planned migration to the Li L8 model). As a result of this assessment, the Company changed the estimated useful lives relating to dedicated Li ONE production facilities from 10 years to 3 years. In addition, depreciation of certain molds and toolings that are directly used in Li ONE production was also accelerated based on management’s best estimate for 2021 Li ONE’s production volume when using the unit-of-production depreciation method. As a result, the effect of these changes in estimates, accounted for on a prospective basis, was an increase in depreciation expense of RMB225,791, which is recorded in inventories and cost of sales for the nine months ended September 30, 2022.
(iv)	The Group launched 2021 Li ONE in May 2021, which subsequently led to a reduction in production and sales volume relating to the first model Li ONE. As of December 31, 2021, the Group recorded an impairment loss of RMB27,388 on its production facilities and molds and toolings used in the production of the first model Li ONE as a significant portion of the carrying value of these assets are not expected to be recovered in the foreseeable future. The Group recorded an impairment loss of RMB27,388 and nil for property, plant and equipment for the nine months ended September 30, 2021 and 2022, respectively.